NATURE AND CONTINUANCE OF OPERATIONS	9 Months Ended
Sep. 30, 2021
Nature And Continuance Of Operations
NATURE AND CONTINUANCE OF OPERATIONS

1. NATURE AND CONTINUANCE OF OPERATIONS

Draganfly Inc. (the “Company”) was incorporated on June 1, 2018 under the Business Corporations Act (British Columbia). The Company’s shares began trading on the Canadian Securities Exchange (the “CSE”) under the symbol “DFLY”. On July 30, 2021, the Company’s shares began trading on the Nasdaq Capital Market (the “Nasdaq”) under the symbol “DPRO”. The Company’s shares continue to trade on the CSE, however, they now trade under the symbol “DPRO”. The Company’s head office is located at 2108 St. George Avenue, Saskatoon, SK, S7M 0K7 and its registered office is located at 2800 – 666 Burrard Street, Vancouver, BC, V6C 2Z7.

On August 15, 2019, the Company and 1187607 B.C. Ltd. (“Merger Co.”), a wholly-owned subsidiary of the Company, completed a Business Combination Agreement (the “BCA”) with Draganfly Innovations Inc. (“Draganfly Innovations”) (the “Amalgamation”). Under the Amalgamation, shareholders of Draganfly Innovations received 1.794 fully paid and non-assessable common shares in the authorized share structure of the Company for each Draganfly Innovations share. Consequently, the Company owns 100% of Draganfly Innovations and the Draganfly Innovations shareholders became shareholders of the Company. Draganfly is an operational business of developing and manufacturing multi-rotor helicopters, industrial aerial video systems and civilian small unmanned aerial systems or vehicles. Pursuant to the Amalgamation the Company changed its name to “Draganfly Inc.”.

The outbreak of the coronavirus, also known as “COVID-19,” spread across the globe and is impacting worldwide economic activity. Government authorities have implemented emergency measures to mitigate the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods, and social distancing, have caused material disruption to business globally. Governments and central banks reacted with significant monetary and fiscal interventions designed to stabilize economic conditions.

The Company will continue to monitor the impact of the COVID-19 pandemic, the duration and impact of which is unknown at this time which may include further disruptions to global supply chains and the manufacturing and delivery of parts that the Company relies on for its products. Although it is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operations in future periods, such impacts are not expected to be significant going forward. Aside from the acquisition of Dronelogics and being opportunistic on other partnerships or acquisitions, the Company has expanded its products and services offered to include health and telehealth applications relating to COVID-19, as a way to mitigate the effects of COVID-19.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars